Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 1,090	$ 1,992	$ 2,134
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	608	1,220	618
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	234	379	216
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	303	579	331
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	70	261	69
Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	0	1	1
Foreign Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1	0	1
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	482	772	1,516
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	370	567	1,110
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	34	55	137
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	59	94	156
Automobile [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	18	55	110
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 1	$ 1	$ 3